Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit for income taxes
Current - State		$ 716	$ 688	$ 522
Deferred		(17,875)	258	234
Income Tax Expense (Benefit), Total		$ (17,159)	$ 946	$ 756
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)		(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)		3.80%	0.90%	(2.20%)
Valuation allowance (as a percent)		38.70%	30.90%	16.80%
Permanent items (as a percent)		1.00%	8.20%	5.10%
Indefinite-life intangibles (as a percent)		5.50%	2.00%	0.80%
Deferred item adjustments (as a percent)		(0.10%)	0.40%	17.20%
Federal tax reform - deferred rate change		(220.00%)
Effective income tax rate (as a percent)		(206.10%)	7.40%	2.70%
Tax Act provisional income tax benefit		$ (18,300)
Deferred tax assets
Accounts receivable		316	$ 550
Accrued compensation and pension		4,781	5,911
Inventories		501	816
Other assets		1,047	1,508
Unrealized loss on pension		2,345	4,027
Net operating loss carryforwards		52,508	83,526
Deferred tax assets		61,498	96,338
Valuation allowance		(44,403)	(63,672)
Total deferred tax assets		17,095	32,666
Deferred tax liabilities
Accelerated depreciation and amortization		(51,630)	(84,814)
Prepaid assets		(807)	(1,069)
Total deferred tax liabilities		(52,437)	(85,883)
Net deferred tax liability		(35,342)	$ (53,217)
Federal
Operating loss carryforwards
Unused federal net operating loss carryforwards		$ 206,700
Forecast
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(21.00%)